EMPLOYEES BENEFITS PLANS (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Number	Dec. 31, 2021 BRL (R$) Number
Employees Benefits Plans
Expected contribution plans 2017 | R$	R$ 25,507	R$ 24,528
Number of participants under plan | Number	39,715	40,553